Premises and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Construction in progress
Right of use assets on operating leases	$ 1,149	$ 1,296
Right of use assets on finance leases	275	269
Total gross premises and equipment	8,259	8,927
Less accumulated depreciation and amortization	(4,636)	(5,069)
Premises and equipment	3,623	3,858
Land
Construction in progress
Gross premises and equipment excluding right-of-use assets	515	535
Buildings and improvements
Construction in progress
Gross premises and equipment excluding right-of-use assets	3,239	3,296
Furniture, fixtures and equipment
Construction in progress
Gross premises and equipment excluding right-of-use assets	3,013	3,485
Construction in progress
Construction in progress
Gross premises and equipment excluding right-of-use assets	$ 68	$ 46